Stock-Based and Other Non-Cash Long-Term Incentive Compensation (Details) (USD $)	3 Months Ended				12 Months Ended			1 Months Ended	12 Months Ended				1 Months Ended		12 Months Ended		12 Months Ended	1 Months Ended		12 Months Ended	1 Months Ended								1 Months Ended												12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 31, 2013 Restricted stock	Dec. 31, 2013 Restricted stock	Dec. 31, 2012 Restricted stock	Dec. 31, 2011 Restricted stock	Dec. 31, 2013 Restricted stock Subsequent events	Jul. 31, 2013 Restricted stock Minimum	Jul. 31, 2013 Restricted stock Maximum	Dec. 31, 2013 Deferred Stock	Dec. 31, 2013 2010 Equity Plan	Dec. 31, 2010 2010 Equity Plan Restricted stock	Nov. 30, 2012 2010 Equity Plan Officer Restricted stock	Nov. 30, 2012 2010 Equity Plan Officer Nonqualified stock options	Dec. 31, 2012 2010 Equity Plan Officer Nonqualified stock options	Nov. 30, 2012 2010 Equity Plan Vesting immediately on the date of grant Officer Restricted stock	Nov. 30, 2012 2010 Equity Plan Vesting on the second anniversaries of the date of grant Officer Restricted stock	Nov. 30, 2012 2010 Equity Plan Vesting on the third anniversaries of the date of grant Officer Restricted stock	Jan. 31, 2013 LTIP (key management personnel)	Jan. 31, 2013 LTIP (non-employee directors)	Jul. 31, 2013 2013 Amended LTIP Plans	Jan. 31, 2013 2013 Amended LTIP Plans	Dec. 31, 2013 2013 Amended LTIP Plans	Jul. 31, 2013 2013 Amended LTIP Plans Day following the Initial Public Offering Key Management Personnel	Jul. 31, 2013 2013 Amended LTIP Plans Day following the Initial Public Offering Board of Director	Jul. 31, 2013 2013 Amended LTIP Plans December 31, 2013 Key Management Personnel	Jul. 31, 2013 2013 Amended LTIP Plans December 31, 2014 Key Management Personnel	Jul. 31, 2013 2013 Amended LTIP Plans December 31, 2014 Board of Director	Jul. 31, 2013 2013 Amended LTIP Plans December 31, 2015 Key Management Personnel	Jul. 31, 2013 2013 Amended LTIP Plans December 31, 2015 Board of Director	Jul. 31, 2013 2013 Amended LTIP Plans December 31, 2016 Key Management Personnel	Jul. 31, 2013 2013 Amended LTIP Plans December 31, 2016 Board of Director	Jul. 31, 2013 2013 Amended LTIP Plans December 31, 2017 Key Management Personnel	Jul. 31, 2013 2013 Amended LTIP Plans December 31, 2017 Board of Director	Dec. 31, 2013 2013 Equity Plan	Dec. 31, 2013 2013 Equity Plan Subsequent events	Dec. 31, 2013 2013 Equity Plan Deferred Stock	Dec. 31, 2013 2013 Equity Plan December 31, 2015 Subsequent events	Dec. 31, 2013 2013 Equity Plan Vesting on the third anniversaries of the date of grant Subsequent events
Stock-based compensation
Vesting period													6 months	2 years			2 years 6 months										5 years
Number of shares of restricted stock granted								49,600	49,600	77,250					927,000			77,250																							117,007		10,632	106,375
Number of shares vested										114,001	89,506	29,662			231,750						25,750	25,750	25,750
Number of options granted (in shares)																			77,250
Exercise price (in dollars per share)																			$ 6.31
Contractual term																			10 days
Stock compensation expense (in dollars)	$ 905,000	$ 2,280,000	$ 448,000	$ 1,584,000	$ 5,217,000	$ 705,000	$ 821,000													$ 0
Proceeds from the exercise of awards (in dollars)						487,000														500,000
Number of awards granted (in shares)																								770	80
Conversion factor (in shares)																										1,090.6
Percentage of awards vested																													25.00%	25.00%	15.00%	15.00%	18.75%	15.00%	18.75%	15.00%	18.75%	15.00%	18.75%
Number of awards (in shares)																										927,000
Aggregate fair value (in dollars)																										14,500,000
Information regarding stock-based compensation plans
Number of Shares Authorized	4,161,014				4,161,014											1,174,014								1,000	80			927,000												2,060,000
Number of Shares Available For Award	2,769,252				2,769,252											758,399																								2,010,853
Activity for restricted shares of common stock
Balance at the beginning of the period (non-vested) (in shares)									51,500	95,636	185,142
Granted (in shares)								49,600	49,600	77,250					927,000			77,250																							117,007		10,632	106,375
Vested (in shares)										(114,001)	(89,506)	(29,662)			(231,750)						(25,750)	(25,750)	(25,750)
Forfeited (in shares)									(453)	(7,385)
Balance at the end of the period (non-vested) (in shares)									100,647	51,500	95,636				695,250
Weighted Average Grant Date Fair
Balance at the beginning of the period (non-vested) (in dollars per share)									$ 6.31	$ 9.17	$ 9.17
Granted (in dollars per share)									$ 15.00	$ 6.31					$ 15.59
Vested (in dollars per share)										$ 8.52	$ 9.17				$ 15.59
Forfeited (in dollars per share)									$ 15.00	$ 9.17
Balance at the end of the period (non-vested) (in dollars per share)									$ 10.55	$ 6.31	$ 9.17				$ 15.59
Aggregate intrinsic values of awards issued (in dollars)										700,000	500,000																															3,600,000
Aggregate grant date fair values of awards vested (in dollars)										1,000,000	800,000																															3,600,000
Unrecognized compensation cost attributable to non-vested awards (in dollars)	10,300,000				10,300,000
Weighted average period over which unrecognized compensation cost expected to be recognized					3 years 10 months 24 days
Income tax benefits for stock-based compensation expense and other non-cash long-term incentive						0	0
Income tax benefits for stock-based compensation expense and other non-cash long-term incentive associated with the reversal of deferred tax asset valuation allowances					2,000,000
Income tax benefits from exercise of stock options					0	0	0
Income tax benefits from issuance of restricted stock and deferred stock					$ 0	$ 0	$ 0